Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001561861
Registrant Name	Grupo Aeromexico, S.A.B. de C.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A